Property, plant and equipment (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Property, plant and equipment
Opening net book amount	¥ 519,323,000	¥ 235,028,000
Adjustment for Adoption of IFRS 16		137,928,000
Restated opening net book amount		372,956,000
Additions	76,713,000	168,026,000
Transfer from investment properties	14,330,000	29,460,000
Impairment loss (Note 14)	(6,036,000)
Disposal	(4,347,000)	(3,780,000)
Business combination (Note 30)	199,295,000	48,405,000
Disposal of subsidiaries (Note 31)	(169,621,000)	(17,731,000)
Depreciation charges	(97,232,000)	(78,163,000)	¥ (27,306,000)
Translation adjustments	(484,000)	150,000
Closing net book amount	531,941,000	519,323,000	235,028,000
Property, plant and equipment pledged as security for bank loans	65,244,000	38,804,000
Buildings
Property, plant and equipment
Opening net book amount	48,349,000	1,088,000
Restated opening net book amount		1,088,000
Additions		18,420,000
Transfer from investment properties	14,330,000	29,460,000
Depreciation charges	(2,044,000)	(619,000)
Closing net book amount	60,635,000	48,349,000	1,088,000
Leasehold improvements
Property, plant and equipment
Opening net book amount	186,237,000	149,034,000
Restated opening net book amount		149,034,000
Additions	31,669,000	44,858,000
Impairment loss (Note 14)	(364,000)
Disposal	(815,000)
Business combination (Note 30)	29,481,000	14,291,000
Disposal of subsidiaries (Note 31)	(27,440,000)	(6,224,000)
Depreciation charges	(23,124,000)	(15,732,000)
Translation adjustments	(43,000)	10,000
Closing net book amount	195,601,000	186,237,000	149,034,000
Machinery and equipment
Property, plant and equipment
Opening net book amount	71,806,000	70,736,000
Restated opening net book amount		70,736,000
Additions	6,718,000	13,503,000
Impairment loss (Note 14)	(841,000)
Disposal	(61,000)	(1,339,000)
Business combination (Note 30)	15,571,000	3,185,000
Disposal of subsidiaries (Note 31)	(13,353,000)	(1,223,000)
Depreciation charges	(14,179,000)	(13,183,000)
Translation adjustments	(39,000)	127,000
Closing net book amount	65,622,000	71,806,000	70,736,000
Office equipment, furniture fixtures and motor vehicles
Property, plant and equipment
Opening net book amount	16,530,000	14,170,000
Restated opening net book amount		14,170,000
Additions	1,651,000	4,753,000
Impairment loss (Note 14)	(119,000)
Disposal	(50,000)	(105,000)
Business combination (Note 30)	6,486,000	1,427,000
Disposal of subsidiaries (Note 31)	(5,173,000)	(119,000)
Depreciation charges	(4,535,000)	(3,578,000)
Translation adjustments	(402,000)	(18,000)
Closing net book amount	14,388,000	16,530,000	¥ 14,170,000
Right-of-use assets
Property, plant and equipment
Opening net book amount	196,401,000
Adjustment for Adoption of IFRS 16		137,928,000
Restated opening net book amount		137,928,000
Additions	36,675,000	86,492,000
Impairment loss (Note 14)	(4,712,000)
Disposal	(3,421,000)	(2,336,000)
Business combination (Note 30)	147,757,000	29,502,000
Disposal of subsidiaries (Note 31)	(123,655,000)	(10,165,000)
Depreciation charges	(53,350,000)	(45,051,000)
Translation adjustments		31,000
Closing net book amount	195,695,000	196,401,000
Cost
Property, plant and equipment
Opening net book amount	785,846,000
Closing net book amount	863,463,000	785,846,000
Cost | Buildings
Property, plant and equipment
Opening net book amount	50,408,000
Closing net book amount	64,737,000	50,408,000
Cost | Leasehold improvements
Property, plant and equipment
Opening net book amount	286,457,000
Closing net book amount	317,013,000	286,457,000
Cost | Machinery and equipment
Property, plant and equipment
Opening net book amount	171,162,000
Closing net book amount	174,560,000	171,162,000
Cost | Office equipment, furniture fixtures and motor vehicles
Property, plant and equipment
Opening net book amount	39,210,000
Closing net book amount	39,452,000	39,210,000
Cost | Right-of-use assets
Property, plant and equipment
Opening net book amount	238,609,000
Closing net book amount	267,701,000	238,609,000
Accumulated depreciation
Property, plant and equipment
Opening net book amount	(266,523,000)
Closing net book amount	(331,522,000)	(266,523,000)
Accumulated depreciation | Buildings
Property, plant and equipment
Opening net book amount	(2,059,000)
Closing net book amount	(4,102,000)	(2,059,000)
Accumulated depreciation | Leasehold improvements
Property, plant and equipment
Opening net book amount	(100,220,000)
Closing net book amount	(121,412,000)	(100,220,000)
Accumulated depreciation | Machinery and equipment
Property, plant and equipment
Opening net book amount	(99,356,000)
Closing net book amount	(108,938,000)	(99,356,000)
Accumulated depreciation | Office equipment, furniture fixtures and motor vehicles
Property, plant and equipment
Opening net book amount	(22,680,000)
Closing net book amount	(25,064,000)	(22,680,000)
Accumulated depreciation | Right-of-use assets
Property, plant and equipment
Opening net book amount	(42,208,000)
Closing net book amount	¥ (72,006,000)	¥ (42,208,000)